Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 8,690,000	$ 9,663,000
Prepaid expenses and other current assets	652,000	697,000
Held-for-sale assets, net	592,000
Total current assets	9,934,000	10,360,000
Restricted cash	700,000	800,000
Property and equipment, net	2,530,000	3,249,000
Operating lease right-of-use asset	2,258,000
In-process research and development	10,256,000
Goodwill	3,490,000
Other assets	136,000	136,000
Total assets	29,304,000	14,545,000
Current liabilities
Accounts payable and accrued liabilities	1,261,000	536,000
Accrued compensation	1,568,000	191,000
Deferred rent		335,000
Current portion of operating lease liabilities	1,251,000
Deferred asset acquisition consideration	885,000	970,000
Total current liabilities	4,965,000	2,032,000
Deferred rent, net of current portion		810,000
Operating lease liabilities, net of current portion	1,900,000
Deferred asset acquisition consideration, net of current portion	1,230,000	2,892,000
Asset acquisition derivative liability		1,117,000
Deferred tax liability	3,077,000
Total liabilities	11,172,000	6,851,000
Stockholders' equity
Common stock, $0.01 par value; 217,000,000 shares authorized; 9,934,299 and 5,069,633 shares issued and outstanding at September 30, 2019 and December 31, 2018, respectively.	99,000	51,000
Additional paid-in capital	170,968,000	145,685,000
Accumulated deficit	(152,935,000)	(138,042,000)
Total stockholders' equity	18,132,000	7,694,000
Total liabilities and stockholders' equity	$ 29,304,000	$ 14,545,000